Suite 2800 1100 Peachtree St. Atlanta GA 30309-4530 t 404 815 6500 f 404 815 6555 www.KilpatrickStockton.com

August 12, 2004

direct dial 404 815 6609 direct fax 404 541 3195 NFalis@KilpatrickStockton.com

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:     James River Coal Company – Registration Statement on Form S-1

Dear Sir or Madam:

          At the request and on behalf of our client, James River Coal Company (the “Company”), we hereby file via EDGAR under the Securities Act of 1933, as amended (the “Act”), the Company’s Registration Statement on Form S-1, with exhibits (the “Registration Statement”) relating to the resale registration of 4,633,674 shares of its $0.01 par value Common Stock.

          The Company anticipates making an oral request for acceleration of the effective date of the Registration Statement after clearing with the Staff the questions or comments raised by the Staff, if any.  The Company is aware of its obligations under the Act with respect thereto.

          The Staff of the Commission is requested to direct any questions or comments regarding the enclosed Registration Statement to David A. Stockton at (404) 815-6444, fax number (404) 541-3402, and me at (404) 815-6609, fax number (404) 541-3195.

Sincerely,

/s/ Neil D. Falis
Neil D. Falis

Enclosures
cc:     Peter T. Socha
         David A. Stockton